Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

30.         Related parties

Balances with associates and joint ventures as of December 31, 2019 and 2018 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited(2)	25,333	—	57,016	153,501	1,108,403	794
Ecodiesel Colombia S.A.	2,116	—	—	29,447	—	1
Offshore International Group Inc.(1)	—	93,657	—	—	—	—
Associates
Serviport S.A.	—	—	—	4,668	—	—
Balance as of December 31, 2019	27,449	93,657	57,016	187,616	1,108,403	795
Current	27,449	—	57,016	187,616	1,108,403	795
Non–current	—	93,657	—	—	—	—
	27,449	93,657	57,016	187,616	1,108,403	795
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited	22,958	—	19,214	87,079	855,135	67
Ecodiesel Colombia S.A.	522	—	—	23,857	—	1
Offshore International Group Inc.(1)	—	117,824	—	—	—	—
Associates
Serviport S.A.	—	—	—	5,482	—	—
Balance as of December 31, 2018	23,480	117,824	19,214	116,418	855,135	68
Current	23,480	—	19,214	116,418	855,135	68
Non–current	—	117,824	—	—	—	—
	23,480	117,824	19,214	116,418	855,135	68
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

Loans with related parties:

(1)

Loan granted by Ecopetrol S.A. to Savia Perú S.A. (subsidiary of Offshore International Group) for USD$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturing in 2021. The balance in nominal value of this loan as of December 31, 2019 is USD$28 million (2018 - USD$35 million). On December 11, 2019, Ecopetrol S.A. and the Korea National Oil Corporation ("KNOC") awarded to Savia a modification to the credit conditions. That modification is related to the payments of the principal to expire on December 16, 2019 (USD$7 million), June 15, 2020 (USD$7 million) and December 15, 2020 (USD$7 million), for the debtor to cancel this amount on February 19, 2021, at which time the final payment will be made for USD$28 million.

(2)	The interest rate of the loan with Capital AG corresponds to 2.37%.

The amounts outstanding are not guaranteed and will be settled in cash. No expense has been recognized in the current period or in previous periods with respect to uncollectible or doubtful accounts related to the amounts owed by related parties.

The main transactions with related parties for years ended December 31, 2019, 2018 and 2017 are detailed as follows:

	2019		2018		2017
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	317,382	569,105	67,002	846,284	425,881	598,636
Ecodiesel Colombia S.A	8,614	280,649	6,860	267,498	6,583	259,269
Offshore International Group	3,245	—	2,386	—	15,188	—
	329,241	849,754	76,248	1,113,782	447,652	857,905

30.1       Directors and key management personnel

In accordance with the approval given by the shareholders’ meeting in 2012, compensation paid to directors for attending the meetings of the Board of Directors and/or committees increased from four to six minimum legal monthly salaries in force, or approximately to COP$4,969,000 for 2019, from COP$4,687,000 for 2018 and COP$4,426,000 for 2017. For non-face-to-face sessions, 50% of the quota for face-to-face meetings is set. The members of the Board of Directors do not have any kind of variable remuneration. The amount paid in 2019 for compensation to members of the Board of Directors amounted to COP$1,847 (2018 - COP$2,152 and 2017 - COP$1,877).

The total compensation paid to Directors as of December 31, 2019, amounted to COP$22,632 (2018 - COP$21,580 and 2017 - COP$20,669). Directors are not eligible to receive pension and retirement benefits. The total amount reserved as of December 31, 2019, to provide pension and retirement benefits to the eligible executive officers amounted to COP$18,740 (2018 - COP$5,491 and 2017 - COP$5,401).

As of December 31, 2019, key management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares
Orlando Díaz	<1% outstanding shares
Jorge Calvache	<1% outstanding shares
Maria Consuelo Barrera	<1% outstanding shares
Rafael Espinosa Rozo	<1% outstanding shares

30.2       Post–employment benefit plans

The administration and management of resources for payment of Ecopetrol’s pension obligations are managed by autonomous pension funds (PAPs, by its acronym in Spanish) which serve as guarantee and payment sources. In 2008, Ecopetrol S.A. received the authorization to partially commute the value corresponding to monthly payments, bonds and quotas, transferring said obligations and the money that support them to autonomous patrimonies of a pension nature, in accordance with the requirements of Decree 1833 of 2016.

Since November 2016, the entities that manage the resources are: Fiduciaria Bancolombia, Fiduciaria de Occidente and Consorcio Ecopetrol PACC (formed by Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria and Fiduciaria Central).

These trust companies will manage the pension resources for a period of five years (2016-2021) and as compensation they receive remuneration with fixed and variable components, the latter are settled on the gross yields of the portfolios and charged to the resources managed.

30.3       Government related parties

The Colombian Government controls Ecopetrol with a stock ownership of 88.49%. The most significant transactions with governmental entities are comprised as follows:

(a)          Purchase of oil from the National Hydrocarbons Agency – ANH

By nature of the business, the Ecopetrol Business Group has a direct relationship with ANH, an entity which operates under the rules of the Ministry of Mines and Energy, whose objective is to manage the oil and gas reserves and resources owned by the Colombian Nation.

Ecopetrol purchases the crude oil that the ANH receives from producers in Colombia at the prices set in accordance with a jointly established formula, which reflects the export sale prices (crude oils and products), adjusted for API gravity quality, sulfur content, transportation rates from the wellhead to the ports of Coveñas and Tumaco, refining process cost and a commercialization rate. This contract was extended to April 30, 2020.

From December 2013 the Ecopetrol Business Group commercialized, on behalf of the ANH, the natural gas received by the latter in kind from producers. Since January 2014, ANH has received royalties in cash for the production of natural gas.

The purchase value of oil and gas from ANH is detailed in Note 25 - Cost of sales.

Additionally Ecopetrol, like other oil and gas companies, takes part in “rounds” for the allocation of exploration blocks in Colombia without implying special treatment for Ecopetrol on count of it being an entity whose majority shareholder is the Colombian Government.

(b)          Price differential

The National Government regulates the prices related to regular gasoline and diesel. In that way, the price will vary a maximum of 3% monthly establishing price stability for the final customer.

This price called Producer Income does not necessarily reflect the opportunity cost of fuels. For that reason, it is necessary to recognize that price difference to the refiner/importer. In this sense, the National Government, through the Fund of Fuel Price Stabilization, grants the price differences to the refiner/importer in cases where the cost of opportunity is higher than the Producer Income, or charges the refiner/import the difference when the Producer Incomer is higher than the opportunity cost.

This scheme ensures that the Company always receives the opportunity cost of these fuels that it sells in the country to the wholesale distributor. The value of this differential is detailed in Note 24 – Sales revenue from contracts with customers.

 (c)          National Tax and Customs Direction

Ecopetrol, just like any other company in Colombia, has tax obligations that it must comply with and does not have any other kind of association or commercial relationship with the National Tax and Customs Direction of Colombia. For more information, see Note 10 - Taxes.

(d)          Comptroller General of the Republic

Ecopetrol, just like any other state entity in Colombia, is obliged to comply with the requirements set out by the Comptroller General of the Republic and make an annual payment to this entity on account of a maintenance fee. Ecopetrol does not have any other kind of association or commercial relationship with this entity.